OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Government authorities	$ 420	$ 606
Prepaid expenses and other	1,292	950
Other current assets	$ 1,712	$ 1,556